Cover	Mar. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity File Number	814-01301
Entity Registrant Name	Monroe Capital Income Plus Corporation
Entity Tax Identification Number	83-0711022
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	311 South Wacker Drive,
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001742313
Amendment Flag	false